Investment Securities - Proceeds of AFS Securities Sold or Redeemed (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale securities sold or redeemed
Fair value	$ 416	$ 260	$ 254
Realized gains	15	9	4
Realized losses	(1)	(1)	(2)
Net realized gains (losses)	$ 14	$ 8	$ 2